Operating and Finance Leases (Tables)	6 Months Ended
Jun. 30, 2020
Lease Liability [Abstract]
Schedule of lease term and discount rate

	June 30, 2020	December 31, 2019
	(Unaudited)
Weighted-average remaining lease term
Operating lease	2.15 Years	0.64 Year
Finance lease	4.35 Years	4.85 Years
Weighted-average discount rate
Operating lease	6.00%	6.00%
Finance lease	3.82%	3.82%

Schedule of operating and finance leases

Operating Leases

	June 30, 2020	December 31, 2019
	(Unaudited)
Right-of-use assets	$343,005	$302,602
Lease liability – current	$306,829	$322,430
Lease liability – non-current	$161,223	$-

Finance Leases

	June 30, 2020	December 31, 2019
	(Unaudited)
Property and equipment, at cost	$56,770	$56,770
Accumulated depreciation	(7,501)	(1,569)
Property and equipment, net	$49,269	$55,201

Lease liability – current	$10,302	$9,949
Lease liability – non-current	40,721	45,199
Total finance lease liabilities	$51,023	$55,148

Schedule of lease expense

Operating Leases

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Lease expense	$220,345	$243,995	$479,389
Sublease rental income	(5,545)	-	(9,173)
Net lease expense	$214,800	$243,995	$470,216

Finance Leases

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Amortization of right-of-use	$5,932	$-	$1,569
Interest on lease liabilities	1,012	-	348
Total finance lease cost	$6,944	$-	$1,917

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$93,689	$83,685	$439,271
Operating cash outflows from finance lease	$5,926	$-	$348
Financing cash outflows from finance lease	$1,012	$-	$1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	$261,781	$722,423	$722,423
Finance lease	$-	$-	$56,770

Schedule of maturity of lease liabilities

Operating Leases

As of June 30, 2020:

(Unaudited)
July 1, 2020 – June 30, 2021	$320,500
July 1, 2021 – June 30, 2022	89,256
July 1, 2022 – June 30, 2023	81,818
Total lease payments	491,574
Less: Imputed interest	(23,522)
Present value of lease liabilities	468,052
Current portion	(306,829)
Non-current portion	$161,223

As of December 31, 2019:

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$23,029	$307,028	$330,057
Total lease payments	23,029	307,028	330,057
Less: Imputed interest	(397)	(7,230)	(7,627)
Present value of lease liabilities	22,632	299,798	322,430
Current portion	(22,632)	(299,798)	(322,430)
Non-current portion	$-	$-	$-

Finance Leases

As of June 30, 2020:

(Unaudited)
July 1, 2020 – June 30, 2021	$12,073
July 1, 2021 – June 30, 2022	12,073
July 1, 2022 – June 30, 2023	12,073
July 1, 2023 – June 30, 2024	12,073
July 1, 2024 – June 30, 2025	7,421
Total lease payments	55,713
Less: Imputed interest	(4,690)
Present value of lease liabilities	51,023
Current portion	(10,302)
Non-current portion	$40,721

As of December 31, 2019:

January 1, 2020 – December 31, 2020	$11,883
January 1, 2021 – December 31, 2021	11,883
January 1, 2022 – December 31, 2022	11,883
January 1, 2023 – December 31, 2023	11,883
January 1, 2024 – December 31, 2024	13,246
Total lease payments	60,778
Less: Imputed interest	(5,630)
Present value of lease liabilities	55,148
Current portion	(9,949)
Non-current portion	$45,199